UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09135

Nuveen New York Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         6/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Dividend Advantage Municipal Fund (NAN)
	June 30, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 3.0% (2.0% of Total Investments)
$ 950	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	BBB–	$ 972,183
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35
3,350	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds,	6/17 at 100.00	BB	3,386,683
	Series 2007A, 5.000%, 12/01/23
4,300	Total Consumer Discretionary			4,358,866
	Consumer Staples – 2.9% (2.0% of Total Investments)
205	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	12/12 at 100.00	A3	198,362
	5.250%, 6/01/25
730	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	9/12 at 100.00	BBB+	729,956
	Series 2002, 5.375%, 5/15/33
135	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	9/12 at 100.00	A3	129,476
	Bonds, Series 2001A, 5.200%, 6/01/25
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
720	4.750%, 6/01/22	6/16 at 100.00	BBB+	716,594
2,625	5.000%, 6/01/26	6/16 at 100.00	BBB–	2,505,746
4,415	Total Consumer Staples			4,280,134
	Education and Civic Organizations – 17.2% (11.7% of Total Investments)
380	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	7/17 at 100.00	BBB	390,488
	2007A, 5.000%, 7/01/31
550	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	BBB–	515,119
	Schools, Series 2007A, 5.000%, 4/01/37
1,725	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	1/20 at 100.00	BBB–	1,940,918
	Bonds, Barclays Center Project, Series 2009, 6.250%, 7/15/40
965	Buffalo and Erie County Industrial Land Development Corporation, New York, Tax-Exempt Revenue	12/20 at 100.00	BBB	1,125,518
	Bonds, Enterprise Charter School Project, Series 2011A, 7.500%, 12/01/40
120	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	124,225
	University, Series 2006, 5.000%, 5/01/23
1,635	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series	7/17 at 100.00	N/R	1,651,563
	2007A, 5.000%, 7/01/41 – RAAI Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	Aa2	1,047,740
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured
705	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	Aa2	769,416
	Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured
700	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/20 at 100.00	A–	775,866
	2010, 5.250%, 7/01/30
680	Dormitory Authority of the State of New York, Revenue Bonds, St. Joseph’s College, Series 2010,	7/20 at 100.00	Baa1	744,804
	5.250%, 7/01/35
1,630	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard	8/17 at 100.00	Baa1	1,645,811
	College Project, Series 2007-A2, 4.500%, 8/01/36
1,300	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard	8/17 at 100.00	Baa1	1,350,479
	College Refunding, Series 2007-A1, 5.000%, 8/01/46
370	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A	384,434
	Civic Facility Project, Series 2005, 5.000%, 10/01/35
250	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University	2/19 at 100.00	A	273,153
	Project, Series 2009B, 5.250%, 2/01/39
1,085	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College	7/19 at 100.00	BBB+	1,189,941
	Project, Series 2009, 5.750%, 7/01/39
330	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds,	10/14 at 100.00	A–	339,798
	St. Francis College, Series 2004, 5.000%, 10/01/34
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
160	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	BB+	160,064
1,000	5.000%, 1/01/39 – AMBAC Insured	1/17 at 100.00	BB+	995,630
1,630	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	BB+	1,526,951
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
2,240	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB	2,224,387
1,000	4.750%, 3/01/46 – NPFG Insured	9/16 at 100.00	BBB	1,001,250
1,800	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, YMCA of	8/12 at 100.00	A–	1,808,100
	Greater New York, Series 2002, 5.250%, 8/01/21
1,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, Whitney Museum of	1/21 at 100.00	A	1,099,100
	American Art, Series 2011, 5.000%, 7/01/31
245	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic	10/17 at 100.00	BBB	255,785
	College, Series 2007, 5.000%, 10/01/27
1,050	St. Lawrence County Industrial Development Agency Civic Development Corporation, New York,	3/22 at 100.00	A3	1,173,564
	Revenue Bonds, Clarkson University Project, Series 2012A, 5.250%, 9/01/33
535	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute,	9/20 at 100.00	A–	581,823
	Series 2010A, 5.125%, 9/01/40
24,085	Total Education and Civic Organizations			25,095,927
	Financials – 2.2% (1.5% of Total Investments)
1,100	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series	No Opt. Call	A1	1,236,048
	2005, 5.250%, 10/01/35
1,740	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series	No Opt. Call	A1	2,031,433
	2007, 5.500%, 10/01/37
2,840	Total Financials			3,267,481
	Health Care – 19.7% (13.4% of Total Investments)
1,370	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	8/12 at 100.00	BBB	1,373,110
	Memorial Hospital of William F. and Gertrude F. Jones Inc., Series 1999, 5.250%, 8/01/19 –
	NPFG Insured
625	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	BBB	679,188
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
3,600	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt	8/15 at 100.00	N/R	3,783,168
	Hospital, Series 2005, 4.900%, 8/15/31
200	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds,	7/20 at 100.00	A2	217,918
	Series 2010, 5.200%, 7/01/32
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Franciscan Health
	Partnership Obligated Group – Frances Shervier Home and Hospital, Series 1997:
1,505	5.500%, 7/01/17 – RAAI Insured	1/13 at 100.00	A3	1,508,025
2,000	5.500%, 7/01/27 – RAAI Insured	1/13 at 100.00	A3	2,001,860
1,000	Dormitory Authority of the State of New York, North Shore Long Island Jewish Obligated Group	5/21 at 100.00	A–	1,076,490
	Revenue Bonds, Series 2011A, 5.000%, 5/01/41
3,160	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	Aa2	3,355,256
	Center, Series 2006, 5.000%, 7/01/35 (UB)
1,325	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AA–	1,457,407
	Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	11/16 at 100.00	A3	1,049,370
	Obligated Group, Series 2005A, 5.000%, 11/01/34
2,000	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/17 at 100.00	A–	2,161,640
	2007B, 5.625%, 7/01/37
750	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/20 at 100.00	A–	867,735
	2011A, 6.000%, 7/01/40
500	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities	7/13 at 100.00	Baa1	509,350
	Hospital, Series 2003B, 5.500%, 7/01/23
600	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/13 at 100.00	Baa1	607,806
	Hospital Association, Series 2003A, 5.500%, 7/01/32
420	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds,	9/12 at 100.00	BB	420,118
	Nicholas H. Noyes Hospital, Series 2005, 6.000%, 7/01/30
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida
	Health System, Series 2007A:
410	5.250%, 2/01/27	2/17 at 100.00	BBB–	413,870
360	5.500%, 2/01/32	2/17 at 100.00	BBB–	366,174
715	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	Aa2	855,955
	Bonds, Unity Hospital of Rochestor Project, Series 2010, 5.750%, 8/15/35
1,750	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/13 at 100.00	Aa3	1,799,718
	2003A, 5.250%, 2/15/22 – AMBAC Insured
470	Suffolk County Economic Development Corp / Nassau County Local Economic Assistance &	7/21 at 100.00	A–	527,335
	Financing Corp., New York, Revenue Bonds, Catholic Health Services of Long Island Obligated
	Group Project, Series 2011, 5.000%, 7/01/28
2,570	Yates County Industrial Development Agency, New York, FHA-Insured Civic Facility Mortgage	8/12 at 100.00	N/R	2,712,147
	Revenue Bonds, Soldiers and Sailors Memorial Hospital, Series 1999A, 5.650%, 2/01/39
950	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	1/13 at 100.00	B+	950,760
	Series 2001A, 7.125%, 7/01/31
27,280	Total Health Care			28,694,400
	Housing/Multifamily – 6.5% (4.4% of Total Investments)
400	Canton Capital Resource Corporation, New York, Student Housing Facility Revenue Bonds, Grasse	5/20 at 100.00	AA–	416,956
	River LLC at SUNY Canton Project Series 2010A, 5.000%, 5/01/40
2,585	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,	7/15 at 100.00	AA–	2,734,051
	Series 2005A, 5.000%, 7/01/25 – NPFG Insured (UB)
750	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/14 at 100.00	AA	771,930
	Series 2004A, 5.250%, 11/01/30
4,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/19 at 100.00	AA	4,201,840
	Series 2009J, 4.800%, 5/01/36
290	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/20 at 100.00	AA	311,556
	Series 2010-D1A, 5.000%, 11/01/42
600	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2009B,	5/19 at 100.00	Aa2	638,064
	4.500%, 11/01/29
405	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%,	11/17 at 100.00	Aa2	420,669
	11/01/38 (Alternative Minimum Tax)
9,030	Total Housing/Multifamily			9,495,066
	Housing/Single Family – 3.4% (2.3% of Total Investments)
645	Guam Housing Corporation, Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	N/R	786,771
	Bonds, Series 1998A, 5.750%, 9/01/31 (Alternative Minimum Tax)
1,350	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%,	4/15 at 100.00	Aa1	1,375,529
	4/01/27 (Alternative Minimum Tax)
440	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 145, 5.125%,	4/17 at 100.00	Aa1	453,429
	10/01/37 (Alternative Minimum Tax)
495	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 148, 5.200%,	10/17 at 100.00	Aa1	520,121
	10/01/32 (Alternative Minimum Tax)
930	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 82, 5.650%,	10/12 at 100.00	Aa1	931,107
	4/01/30 (Alternative Minimum Tax)
840	New York State Mortgage Agency, Mortgage Revenue Bonds, Thirty-Third Series A, 4.750%,	4/13 at 101.00	Aaa	856,027
	4/01/23 (Alternative Minimum Tax)
4,700	Total Housing/Single Family			4,922,984
	Long-Term Care – 5.0% (3.4% of Total Investments)
2,000	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue	2/15 at 100.00	AA	2,061,960
	Bonds, Gurwin Jewish Geriatric Center of Long Island, Series 2005A, 4.900%, 2/15/41
585	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	AA+	634,567
	Westchester Project, Series 2006, 5.200%, 2/15/41
375	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	Ba3	343,219
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
250	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005,	7/15 at 100.00	N/R	214,033
	5.000%, 7/01/35 – ACA Insured
960	East Rochester Housing Authority, New York, Senior Living Revenue Bonds, Woodland Village	8/16 at 101.00	N/R	916,176
	Project, Series 2006, 5.500%, 8/01/33
190	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	9/12 at 100.00	N/R	190,388
	Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19
570	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	1/13 at 100.50	N/R	577,450
	Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special
	Needs Facilities Pooled Program, Series 2008A-1:
1,140	5.500%, 7/01/18	7/16 at 101.00	N/R	1,107,362
635	5.800%, 7/01/23	7/16 at 101.00	N/R	611,816
680	Yonkers Industrial Development Agency, New York, FHA-Insured Mortgage Revenue Bonds,	8/12 at 100.00	BBB	681,204
	Michael Malotz Skilled Nursing Pavilion, Series 1999, 5.450%, 2/01/29 – NPFG Insured
7,385	Total Long-Term Care			7,338,175
	Materials – 0.2% (0.2% of Total Investments)
330	Jefferson County Industrial Development Agency, New York, Solid Waste Disposal Revenue Bonds,	12/13 at 100.00	BBB	344,348
	International Paper Company Project, Series 2003A, 5.200%, 12/01/20 (Alternative Minimum Tax)
	Tax Obligation/General – 16.0% (10.8% of Total Investments)
6,590	New York City, New York, General Obligation Bonds, Fiscal 2007 Series D-1, 5.125%, 12/01/25 (UB)	12/17 at 100.00	AA	7,689,212
2,000	New York City, New York, General Obligation Bonds, Fiscal 2010 Series C, 5.000%, 8/01/23	8/19 at 100.00	AA	2,325,460
980	New York City, New York, General Obligation Bonds, Fiscal 2012 Series I, 5.000%, 8/01/32	No Opt. Call	AA	1,129,675
3,700	New York City, New York, General Obligation Bonds, Fiscal Series 2007A, 5.000%, 8/01/25	8/16 at 100.00	AA	4,217,223
1,000	New York City, New York, General Obligation Bonds, Series 2004C-1, 5.250%, 8/15/16 (UB)	8/14 at 100.00	AA	1,100,130
	New York City, New York, General Obligation Bonds, Subseries G-1 Fiscal Series 2012:
3,300	5.000%, 4/01/26	No Opt. Call	AA	3,888,093
1,025	5.000%, 4/01/29	No Opt. Call	AA	1,186,417
	Rochester, New York, General Obligation Bonds, Series 1999:
720	5.250%, 10/01/18 – NPFG Insured	No Opt. Call	Aa3	876,542
720	5.250%, 10/01/19 – NPFG Insured	No Opt. Call	Aa3	888,113
20,035	Total Tax Obligation/General			23,300,865
	Tax Obligation/Limited – 36.6% (24.8% of Total Investments)
1,000	Battery Park City Authority, New York, Lease Revenue Bonds, Senior Lien Series 2003A,	11/13 at 100.00	AAA	1,063,550
	5.250%, 11/01/21
590	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series	7/15 at 100.00	AA–	660,051
	2005A, 5.250%, 7/01/24 – CIFG Insured
1,850	Dormitory Authority of the State of New York, Secured Hospital Revenue Refunding Bonds,	8/12 at 100.00	AA–	1,857,123
	Wyckoff Heights Medical Center, Series 1998H, 5.300%, 8/15/21 – NPFG Insured
185	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	205,147
	2005F, 5.000%, 3/15/21 – AGM Insured
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A:
2,000	5.250%, 11/15/25 – AGM Insured	11/12 at 100.00	AA	2,029,540
2,000	5.000%, 11/15/30	11/12 at 100.00	AA	2,029,800
1,130	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	1/13 at 102.00	BBB	1,138,577
	5.500%, 1/01/34
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
1,100	5.000%, 10/15/25 – NPFG Insured (UB)	10/14 at 100.00	AAA	1,195,480
810	5.000%, 10/15/26 – NPFG Insured (UB)	10/14 at 100.00	AAA	879,150
2,375	5.000%, 10/15/29 – AMBAC Insured (UB)	10/14 at 100.00	AAA	2,595,376
2,100	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA–	2,293,494
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal 2012
	Series E-1:
840	5.000%, 2/01/35	No Opt. Call	AAA	956,172
1,025	5.000%, 2/01/37	No Opt. Call	AAA	1,155,083
485	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	497,343
	Series 2003E, 5.000%, 2/01/23 – FGIC Insured
2,115	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	11/17 at 100.00	AAA	2,429,416
	Series 2007C-1, 5.000%, 11/01/27
	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,
	Subordinate Lien Series 2011C:
2,500	5.500%, 11/01/35	11/20 at 100.00	AAA	2,944,850
2,000	5.000%, 11/01/39	11/20 at 100.00	AAA	2,223,660
4,000	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A,	4/21 at 100.00	AA–	4,671,800
	5.750%, 4/01/41
1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series 2003A,	3/14 at 100.00	AA–	1,062,970
	5.000%, 3/15/21
2,920	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,	12/17 at 100.00	AAA	3,392,544
	Series 2008A, 5.000%, 12/15/26 (UB)
1,190	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic	9/15 at 100.00	AAA	1,318,092
	Development and Housing, Series 2006A, 5.000%, 3/15/36
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series	10/15 at 100.00	AA	1,129,690
	2005B, 5.000%, 4/01/21 – AMBAC Insured
1,625	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007,	10/17 at 100.00	AA	1,813,240
	5.000%, 4/01/27
3,400	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B, 5.500%,	No Opt. Call	AA	4,308,956
	4/01/20 – AMBAC Insured (UB)
510	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2010A,	9/20 at 100.00	AAA	596,873
	5.000%, 3/15/29
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
4,000	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	4,176,560
2,000	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	2,088,280
1,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	1,046,440
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
1,330	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds,	3/17 at 100.00	AAA	1,651,634
	Tender Option Bond Trust 09-6W, 13.668%, 3/15/37 (IF), (4)
48,080	Total Tax Obligation/Limited			53,410,891
	Transportation – 18.5% (12.5% of Total Investments)
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2003A,	11/13 at 100.00	AA–	2,099,140
	5.000%, 11/15/25 – AGM Insured
3,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2007B,	11/17 at 100.00	A	3,216,450
	5.000%, 11/15/33
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2010D,	11/20 at 100.00	A	1,094,760
	5.000%, 11/15/34
1,560	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2012C,	11/22 at 100.00	A	1,718,543
	5.000%, 11/15/41
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	A	1,014,840
	Series 2002A, 5.125%, 11/15/22 – FGIC Insured
1,750	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	N/R	1,857,538
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx
	Parking Development Company, LLC Project, Series 2007:
200	5.750%, 10/01/37	10/17 at 100.00	N/R	104,898
2,000	5.875%, 10/01/46	10/17 at 102.00	N/R	1,048,600
105	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	12/12 at 100.00	BB	100,741
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
1,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/12 at 101.00	C	1,034,800
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
900	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	1/16 at 100.00	A3	947,961
	Terminal One Group JFK Project, Series 2005, 5.500%, 1/01/24 (Alternative Minimum Tax)
	New York City Industrial Development Agency, New York, Special Facility Revenue Bonds, JetBlue
	Airways Corporation Project, Series 2006:
410	5.000%, 5/15/20 (Alternative Minimum Tax)	9/12 at 100.00	B–	398,922
1,000	5.125%, 5/15/30 (Alternative Minimum Tax)	9/12 at 100.00	B–	922,810
845	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project,	11/21 at 100.00	A+	912,904
	Series 2011, 5.000%, 11/15/44
160	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 –	1/15 at 100.00	A+	173,246
	AMBAC Insured
700	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AA–	771,953
	AGM Insured (UB)
845	New York State Thruway Authority, General Revenue Bonds, Series2012I, 5.000%, 1/01/42 (WI/DD,	1/22 at 100.00	A+	918,583
	Settling 7/11/12)
500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International	10/12 at 100.00	BBB	505,450
	Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
1,300	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	1,392,235
615	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	655,239
440	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	Aa2	603,029
	Eighth Series 2008, Trust 2920, 17.352%, 8/15/32 – AGM Insured (IF)
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Sixty	1/21 at 100.00	Aa2	2,219,100
	Sixth Series 2011, 5.000%, 1/15/41
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal
	LLC Project, Eighth Series 2010:
290	6.500%, 12/01/28	12/15 at 100.00	BBB–	312,626
1,470	6.000%, 12/01/36	12/20 at 100.00	BBB–	1,651,589
1,000	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	No Opt. Call	AA–	1,255,920
	Refunding Bonds, Tender Option Bond Trust 1184, 9.031%, 5/15/16 (IF)
26,090	Total Transportation			26,931,877
	U.S. Guaranteed – 3.4% (2.3% of Total Investments) (5)
550	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/14 at 100.00	AA– (5)	604,549
	City School District, Series 2004, 5.750%, 5/01/26 (Pre-refunded 5/01/14) – AGM Insured (UB)
535	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series	1/13 at 100.00	N/R (5)	558,882
	1997B, 5.000%, 7/01/20 – AMBAC Insured (ETM)
1,185	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	Aaa	1,218,713
	Series 2003E, 5.000%, 2/01/23 (Pre-refunded 2/01/13) – FGIC Insured
2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds,	11/12 at 100.00	AA– (5)	2,541,025
	Series 2002B, 5.000%, 11/15/21 (Pre-refunded 11/15/12)
4,770	Total U.S. Guaranteed			4,923,169
	Utilities – 6.6% (4.5% of Total Investments)
1,300	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds,	2/20 at 100.00	Baa3	1,436,019
	NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
2,500	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	2,798,500
500	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	A	558,090
2,380	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A,	5/21 at 100.00	A	2,587,941
	5.000%, 5/01/38
1,400	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project,	6/13 at 100.00	A–	1,446,648
	Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)
250	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	9/12 at 100.00	Baa2	253,509
	Bonds, American Ref-Fuel Company of Niagara LP, Series 2001C, 5.625%, 11/15/24 (Mandatory
	put 11/15/14) (Alternative Minimum Tax)
600	Niagara County Industrial Development Agency, New York, Solid Waste Disposal Facility Revenue	9/12 at 100.00	Baa2	605,165
	Refunding Bonds, American Ref-Fuel Company of Niagara LP, Series 2001B, 5.550%, 11/15/24
	(Mandatory put 11/15/13) (Alternative Minimum Tax)
8,930	Total Utilities			9,685,872
	Water and Sewer – 6.2% (4.2% of Total Investments)
1,185	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/20 at 100.00	Ba2	1,204,600
	2010, 5.625%, 7/01/40
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/19 at 100.00	AA+	2,304,499
	Bonds, Second Generation Resolution, Fiscal 2010 Series 2009BB, 5.000%, 6/15/27
4,875	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water	6/21 at 100.00	AAA	5,515,330
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects,
	Second Resolution Series 2011B, 5.000%, 6/15/41
8,060	Total Water and Sewer			9,024,429
$ 200,330	Total Investments (cost $201,850,402) – 147.4%			215,074,484
	Floating Rate Obligations – (12.2)%			(17,735,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (37.9)% (6)			(55,360,000)
	Other Assets Less Liabilities – 2.7%			3,942,042
	Net Assets Applicable to Common Shares – 100%			$ 145,921,526

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$215,074,484	$—	$215,074,484

During the period ended June 30, 2012, the Fund recognized no significant transfers to or from Level 1,
Level 2 or Level 3.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any.
To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2012, the cost of investments was $184,133,111.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2012, were as follows:

Gross unrealized:
Appreciation	$14,461,457
Depreciation	(1,255,091)
Net unrealized appreciation (depreciation) of investments	$13,206,366

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	MuniFund Term Preferred Shares, at liquidation value as a percentage of Total Investments is 25.7%.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York Dividend Advantage Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         August 29, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         August 29, 2012